Schedule of Operating Lease Cost (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Operating Lease Cost
Operating lease expense	$ 914,777	$ 1,238,162	$ 1,622,466	$ 1,333,916